Filed Pursuant to Rule 497(e)
1933 Act File No. 333-179562
1940 Act File No. 811-22668
Supplement Dated
January 2, 2020

to the

Defiance Quantum ETF (QTUM)
Prospectus and Statement of Additional Information,
each dated April 30, 2019

and

Defiance Next Gen Connectivity ETF (FIVG)
Defiance Junior Robotics ETF (JBOT)
Defiance Junior Cloud Computing and Big Data ETF (JSKY)
Prospectus and Statement of Additional Information,
each dated March 1, 2019, as supplemented

and

Defiance Next Gen Food & Agriculture ETF (DIET)
Defiance Next Gen Medical Innovation ETF (MEDZ)
Defiance Next Gen Junior Biotech ETF (JBIO)
Prospectuses and Statements of Additional Information,
each dated November 10, 2019

(collectively, the “Funds”)

Effective immediately, Foreside Fund Services, LLC (the “Distributor”) has replaced Quasar Distributors, LLC as the Funds’ distributor. The Distributor’s principal address is Three Canal Plaza, Portland, Maine 04101. The Distributor is not affiliated with the Funds or their investment adviser or sub-adviser.

Please retain this Supplement with each Prospectus and SAI for future reference.